Godfrey & Kahn, S.C.
                     780 North Water Street
                   Milwaukee, Wisconsin 53202
                         (414) 273-3500

                       November 27, 1996

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

               Re:The Rockland Funds Trust (the "Fund")
          Registration Nos. 333-9355 and 811-7743

Gentlemen:

     On behalf of the Fund, in lieu of filing ten copies of the Fund's currently effective Prospectus and Statement of Additional Information pursuant to Rule
497(c) of the Securities Act of 1933, as amended (the
"Act"), we are certifying in accordance with Rule
497(j) of the Act that (1) the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Fund's Registration Statement (i.e., Pre-Effective
Amendment No. 1), and (2) the text of the most recent amendment to the Fund's Registration Statement was filed electronically on October 25, 1996.

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Carol A. Gehl

                              Carol A. Gehl

cc:  Richard Pfordte - Examiner
     Charles S. Cruice
     Jeff Rauman